SCHEDULE OF NET LOSS PER SHARE AND WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING (Details)		6 Months Ended		12 Months Ended
		Jun. 30, 2024 HKD ($) $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares
Earnings Per Share [Abstract]
Net income (loss) attributable to equity holders of the Company		$ 3,649,121		$ (1,017,134)	$ (7,933,627)	$ 6,260,642
Weighted average ordinary shares outstanding - Basic	[1]	447,289		632,187	632,187	436,667
Weighted average ordinary shares outstanding - Diluted	[1]	447,289		632,187	632,187	436,667
Net loss per share - Basic | (per share)		$ 8.16	[1]	$ (1.61)	$ (12.55)	$ 14.34	[1]
Net loss per share - Diluted | (per share)		$ 8.16	[1]	$ (1.61)	$ (12.55)	$ 14.34	[1]

[1]	Gives retroactive effect to reflect the reorganization in August 2024 and the share consolidation in October 2025.